Derivative Instruments - Customer-Related Derivative Positions of Company (Detail) - Customer-Related Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Value, Assets	$ 113,188	$ 72,112
Fair Value, Assets	2,543	2,046
Notional Value, Liabilities	122,497	80,044
Fair Value, Liabilities	2,610	2,099
Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	38,501	32,647
Fair Value, Assets	$ 930	$ 1,097
Derivative Asset Average Remaining Maturity Period	4 years 26 days	5 years 8 months 9 days
Notional Value, Liabilities	$ 39,403	$ 14,068
Fair Value, Liabilities	$ 632	$ 54
Derivative Liability Average Remaining Maturity Period	4 years 10 months 21 days	4 years 8 months 16 days
Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 36,671	$ 10,685
Fair Value, Assets	$ 612	$ 43
Derivative Asset Average Remaining Maturity Period	4 years 11 months 27 days	4 years 6 months 18 days
Notional Value, Liabilities	$ 40,324	$ 35,045
Fair Value, Liabilities	$ 996	$ 1,160
Derivative Liability Average Remaining Maturity Period	4 years 26 days	5 years 8 months 27 days
Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 14,545	$ 8,705
Fair Value, Assets	$ 51	$ 10
Derivative Asset Average Remaining Maturity Period	1 year 10 months 6 days	2 years 7 months 10 days
Notional Value, Liabilities	$ 125	$ 146
Fair Value, Liabilities	$ 2	$ 1
Derivative Liability Average Remaining Maturity Period	1 year 4 months 13 days	2 years 2 months 23 days
Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 125	$ 146
Fair Value, Assets	$ 3	$ 2
Derivative Asset Average Remaining Maturity Period	1 year 4 months 13 days	2 years 2 months 23 days
Notional Value, Liabilities	$ 13,518	$ 8,482
Fair Value, Liabilities	$ 50	$ 9
Derivative Liability Average Remaining Maturity Period	1 year 8 months 12 days	2 years 6 months 26 days
Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 306
Derivative Asset Average Remaining Maturity Period	1 year 11 months 16 days
Notional Value, Liabilities	$ 7,111	$ 2,859
Fair Value, Liabilities	$ 7	$ 2
Derivative Liability Average Remaining Maturity Period	10 months 24 days	10 months 2 days
Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets		$ 45
Derivative Asset Average Remaining Maturity Period		11 months 19 days
Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 20,664	$ 18,399
Fair Value, Assets	$ 849	$ 851
Derivative Asset Average Remaining Maturity Period	6 months 29 days	7 months 2 days
Notional Value, Liabilities	$ 19,640	$ 17,959
Fair Value, Liabilities	$ 825	$ 830
Derivative Liability Average Remaining Maturity Period	7 months 6 days	6 months 29 days
Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,376	$ 1,485
Fair Value, Assets	$ 98	$ 43
Derivative Asset Average Remaining Maturity Period	1 year 8 months 1 day	1 year 2 months 9 days
Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Liabilities	$ 2,376	$ 1,485
Fair Value, Liabilities	$ 98	$ 43
Derivative Liability Average Remaining Maturity Period	1 year 8 months 1 day	1 year 2 months 9 days